Stock Option Plan and Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2023
Stock Option Plan And Stock-based Compensation
Schedule of assumptions used

Risk-free interest rate	3.62% – 3.67%
Expected life of option grants	5 – 7 years
Expected volatility of underlying stock	37.35%
Dividends assumption	0%